Fair Value Measurements (Fair Value Techniques) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables Fair Value Disclosure	$ 655	$ 499
Customer Financing Notes Receivable Fair Value Disclosure	394	375
Short-Term Borrowings Fair Value Disclosure	(388)	(503)
Long-term debt (excluding capitalized leases) Fair Value Disclosure	(19,807)	(22,665)
Other long-term liabilities, Fair Value	(283)	(182)
Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables Fair Value Disclosure	586	464
Customer Financing Notes Receivable Fair Value Disclosure	366	371
Short-Term Borrowings Fair Value Disclosure	(388)	(503)
Long-term debt (excluding capitalized leases) Fair Value Disclosure	(21,525)	(25,606)
Other long-term liabilities, Fair Value	(253)	(167)
Quoted price in active markets (Level 1) [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables Fair Value Disclosure	0
Customer Financing Notes Receivable Fair Value Disclosure	0
Short-Term Borrowings Fair Value Disclosure	0
Long-term debt (excluding capitalized leases) Fair Value Disclosure	0
Other long-term liabilities, Fair Value	0
Significant other observable inputs (Level 2) [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables Fair Value Disclosure	586
Customer Financing Notes Receivable Fair Value Disclosure	366
Short-Term Borrowings Fair Value Disclosure	(200)
Long-term debt (excluding capitalized leases) Fair Value Disclosure	(21,211)
Other long-term liabilities, Fair Value	(253)
Unobservable inputs (Level 3) [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables Fair Value Disclosure	0
Customer Financing Notes Receivable Fair Value Disclosure	0
Short-Term Borrowings Fair Value Disclosure	(188)
Long-term debt (excluding capitalized leases) Fair Value Disclosure	(314)
Other long-term liabilities, Fair Value	$ 0